Financial Risk Management - Schedule of Marketable Securities Specified By Investment Grade Credit Rating (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets	€ 729,787	€ 439,222